Mineral Rights and Properties - Schedule of Non-Producing Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Mineral Rights and Properties - Schedule of Non-Producing Properties (Details) [Line Items]
Carrying values, beginning	$ 586,982
Carrying values, ending	779,730	$ 586,982
Non-Producing Mineral Properties [Member]
Mineral Rights and Properties - Schedule of Non-Producing Properties (Details) [Line Items]
Carrying values, beginning	254,351
Carrying values, ending	392,900	254,351
Carrying Values [Member] | Non-Producing Mineral Properties [Member]
Mineral Rights and Properties - Schedule of Non-Producing Properties (Details) [Line Items]
Carrying values, beginning	254,351	19,521
Acquisition	84,018	225,959
Capitalized expenditures	53,364	8,984
Environmental rehabilitation		(26)
Foreign currency translation impact	1,167	(87)
Carrying values, ending	392,900	254,351
Carrying Values [Member] | Non-Producing Mineral Properties [Member] | BYP[Member]
Mineral Rights and Properties - Schedule of Non-Producing Properties (Details) [Line Items]
Carrying values, beginning	6,580	6,636
Environmental rehabilitation		(26)
Foreign currency translation impact	339	(30)
Carrying values, ending	6,919	6,580
Carrying Values [Member] | Non-Producing Mineral Properties [Member] | Kuanping [Member]
Mineral Rights and Properties - Schedule of Non-Producing Properties (Details) [Line Items]
Carrying values, beginning	13,371	12,885
Capitalized expenditures	4,346	543
Foreign currency translation impact	828	(57)
Carrying values, ending	18,545	13,371
Carrying Values [Member] | Non-Producing Mineral Properties [Member] | El Domo [Member]
Mineral Rights and Properties - Schedule of Non-Producing Properties (Details) [Line Items]
Carrying values, beginning	208,180
Acquisition		201,014
Capitalized expenditures	45,794	7,166
Carrying values, ending	253,974	208,180
Carrying Values [Member] | Non-Producing Mineral Properties [Member] | Condor [Member]
Mineral Rights and Properties - Schedule of Non-Producing Properties (Details) [Line Items]
Carrying values, beginning	26,220
Acquisition		24,945
Capitalized expenditures	2,974	1,275
Carrying values, ending	29,194	$ 26,220
Carrying Values [Member] | Non-Producing Mineral Properties [Member] | Tulkubash
Mineral Rights and Properties - Schedule of Non-Producing Properties (Details) [Line Items]
Acquisition	84,018
Capitalized expenditures	250
Carrying values, ending	$ 84,268